Convertible Subordinated Debt (Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Subordinated Debt [Roll Forward]
Ending Balance	€ 0	€ 135,078
4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Liability at redemption value at date of issuance	111,682
Conversion component at date of issuance	(18,329)
Liability component at date of issuance	93,353
Convertible Subordinated Debt [Roll Forward]
Beginning Balance	0	32,438
Conversion of notes	0	(32,536)
Accrual of interest	0	126
Foreign currency translation effect		(29)
Ending Balance	0	0
6.50% Convertible Unsecured Notes, Due 2014 [Member]
Debt Conversion [Line Items]
Liability at redemption value at date of issuance	150,000
Conversion component at date of issuance	(23,601)
Liability component at date of issuance	126,399
Convertible Subordinated Debt [Roll Forward]
Beginning Balance	135,078	130,804
Conversion of notes	(139,407)	0
Accrual of interest	4,329	4,274
Foreign currency translation effect		0
Ending Balance	€ 0	€ 135,078